Investment in Associate - Disclosure of Investment in Associate (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Carrying Amount	$ 2,793	$ 2,994
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Carrying Amount	2,793	$ 2,994
Share of Associate Losses Included in Net Earnings	$ (201)